NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payable as of July 31, 2024 and October 31, 2023 consisted of the following:

	As of	As of
	July 31, 2024	October 31, 2023
Convertible note, net of discounts	$-	$1,217,597
Promissory notes, net of discounts	1,319,890	-
Notes payable – related parties	254,589	-
Total Notes payable	$1,574,541	$1,217,597

Notes payable as of October 31, 2023 and 2022 consisted of the following:

	As of October 31,	As of October 31,
	2023	2022
Notes payable – related party, net of discounts	$-	$1,025,497
Notes payable – investors, net of discounts	-	4,137,720
Bridge note, net of discounts	-	265,719
Convertible note, net of discounts	1,217,597	-
Total Notes payable	$1,217,597	$5,428,936